INCOME TAXES - Origin Of The Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 7,055	$ 5,837
Deferred tax liabilities	(2,684)	(2,529)
Deferred tax assets / (liabilities)	4,371	3,308
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(806)	(866)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(5,099)	(5,325)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	112	52
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(430)	(185)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(133)	(3)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	1,153	1,598
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	134	(87)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	9,275	7,906
Tax credits and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	233	270
Untaxed reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(68)	(52)
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,365	11,758
Deferred tax liabilities	(7,994)	(8,450)
Before Offset Amount | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	63	34
Deferred tax liabilities	(869)	(900)
Before Offset Amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	235	457
Deferred tax liabilities	(5,334)	(5,782)
Before Offset Amount | Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	291	367
Deferred tax liabilities	(179)	(315)
Before Offset Amount | Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	129	21
Deferred tax liabilities	(559)	(206)
Before Offset Amount | Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	203	307
Deferred tax liabilities	(336)	(310)
Before Offset Amount | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,577	1,928
Deferred tax liabilities	(424)	(330)
Before Offset Amount | Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	359	468
Deferred tax liabilities	(225)	(555)
Before Offset Amount | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,275	7,906
Deferred tax liabilities	0	0
Before Offset Amount | Tax credits and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	233	270
Deferred tax liabilities	0	0
Before Offset Amount | Untaxed reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	$ (68)	$ (52)